UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05655

DWS Municipal Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 11/30

Date of reporting period: 2/28/2019

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                    as of February 28, 2019 (Unaudited)

DWS Municipal Income Trust

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 134.2%
Alabama 0.4%
Alabama, UAB Medicine Finance Authority Revenue, Series B2, 5.0%, 9/1/2041	1,625,000	1,811,062
Arizona 1.6%
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2037	1,050,000	1,243,557
5.5%, 12/1/2029	1,400,000	1,717,884
Maricopa County, AZ, Industrial Development Authority, Hospital Revenue, Series A, 5.0%, 9/1/2042	1,000,000	1,108,830
Maricopa County, AZ, Industrial Development Authority, Multi-Family Housing Revenue, San Angelin Apartments Project, Series A, AMT, 1.93% *, 3/7/2019, LIQ: Fannie Mae, LOC: Fannie Mae	240,000	240,000
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, Series A, Prerefunded, 5.0%, 7/1/2040	3,000,000	3,134,340
		7,444,611
California 19.4%
California, Golden State Tobacco Securitization Corp., Tobacco Settlement:
Series A-1, 5.0%, 6/1/2034	2,500,000	2,785,425
Series A-1, 5.0%, 6/1/2035	2,500,000	2,772,950
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, Prerefunded, 6.0%, 7/1/2039	3,500,000	3,551,590
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034	3,180,000	4,562,410
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	345,000	365,448
California, South Bayside Waste Management Authority, Solid Waste Enterprise Revenue, Shoreway Environmental Center, Series A, 6.25%, 9/1/2029	5,345,000	5,464,354
California, State General Obligation:
5.0%, 11/1/2043	5,000,000	5,520,500
5.25%, 4/1/2035	4,295,000	4,692,502
5.5%, 3/1/2040	1,370,000	1,414,511
6.0%, 4/1/2038	6,465,000	6,486,011
Prerefunded, 6.0%, 4/1/2038	3,535,000	3,547,373
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, LINXS Apartment Project:
Series A, AMT, 5.0%, 12/31/2043	1,200,000	1,330,704
Series A, AMT, 5.0%, 12/31/2047	640,000	706,624
Series A, AMT, 5.0%, 6/1/2048	240,000	264,708
California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, Prerefunded, 6.375%, 11/1/2034	2,000,000	2,065,200
California, Statewide Communities Development Authority Revenue, American Baptist Homes of the West, 6.25%, 10/1/2039, GTY: American Baptist Homes of the Midwest	1,250,000	1,279,250
Long Beach, CA, Harbor Revenue, Series D, 5.0%, 5/15/2039	1,065,000	1,218,243
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport:
Series B, 5.0%, 5/15/2035	8,500,000	8,836,685
Series B, AMT, 5.0%, 5/15/2046	6,430,000	7,098,784
Series D, AMT, 5.0%, 5/15/2048	5,000,000	5,677,400
San Diego County, CA, Regional Airport Authority Revenue, Series B, AMT, 5.0%, 7/1/2043	7,000,000	7,616,490
San Diego, CA, Unified School District, Election 2012, Series C, 5.0%, 7/1/2035	5,000,000	5,622,450
San Francisco, CA, City & County Airports Commission, International Airport Revenue:
Series B, AMT, 5.0%, 5/1/2046	5,000,000	5,507,750
Series A, AMT, 5.0%, 5/1/2049	2,965,000	3,348,701
		91,736,063
Colorado 5.3%
Colorado, State Board of Governors, University Enterprise System Revenue, Series E-1, 5.0%, 3/1/2040	1,730,000	1,960,194
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, 5.5%, 1/1/2035	5,450,000	6,160,625
Colorado, State Health Facilities Authority, Hospital Revenue, Covenant Retirement Communities Obligated Group:
Series A, 5.0%, 12/1/2043	815,000	890,966
Series A, 5.0%, 12/1/2048	1,305,000	1,421,158
Denver, CO, City & County Airport Revenue:
Series A, AMT, 5.0%, 12/1/2048	10,110,000	11,324,818
Series A, AMT, 5.25%, 11/15/2043	2,400,000	2,633,328
Denver, CO, Health & Hospital Authority, Certificates of Participation, 5.0%, 12/1/2048	490,000	532,032
		24,923,121
Connecticut 0.1%
Connecticut, State Health & Educational Facilities Authority Revenue, Covenant Home, Inc., Series B, 5.0%, 12/1/2040	435,000	475,533
Delaware 0.4%
Delaware, State Economic Development Authority, Retirement Communities Revenue, Acts Retirement Life Communities, Series B, 5.0%, 11/15/2048	1,750,000	1,895,215
District of Columbia 1.5%
District of Columbia, Metropolitan Airport Authority Systems Revenue:
Series C-1, AMT, 1.81% *, 3/7/2019, LOC: Sumitomo Mitsui Banking	1,375,000	1,375,000
Series A, AMT, 5.0%, 10/1/2038	800,000	869,456
Series A, AMT, 5.0%, 10/1/2043	3,400,000	3,680,058
AMT, 5.0%, 10/1/2047	1,000,000	1,111,240
		7,035,754
Florida 11.5%
Davie, FL, Educational Facilities Revenue, Nova Southestern University Project, 5.0%, 4/1/2048	1,665,000	1,819,312
Florida, State Higher Educational Facilities, Financial Authority Revenue, Nova Southeastern University Project, 5.0%, 4/1/2034	1,350,000	1,490,589
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue:
Series A, AMT, 5.0%, 10/1/2042	1,490,000	1,658,221
Series A, AMT, 5.0%, 10/1/2047	965,000	1,067,078
Hillsborough County, FL, Aviation Authority, Tempa International Airport, Series A, AMT, 5.0%, 10/1/2048	2,500,000	2,792,225
Miami-Dade County, FL, Aviation Revenue:
Series A, AMT, 5.0%, 10/1/2035	5,000,000	5,493,500
Series B, AMT, 5.0%, 10/1/2040	2,360,000	2,630,149
Series A, Prerefunded, 5.5%, 10/1/2041	10,000,000	10,223,400
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A-1, 5.375%, 10/1/2035	420,000	441,407
Series A-1, Prerefunded, 5.375%, 10/1/2035	1,580,000	1,671,877
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2035, INS: AGMC	3,000,000	3,118,440
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children's Hospital, 5.0%, 8/1/2047	3,335,000	3,690,044
Orange County, FL, Health Facilities Authority Revenue, Orlando Health, Inc.:
Series A, 5.0%, 10/1/2035	720,000	809,172
Series A, 5.0%, 10/1/2036	865,000	968,316
Orange County, FL, Housing Finance Authority, Post Fountains Project, 1.7% *, 3/7/2019, LIQ: Fannie Mae	200,000	200,000
Orlando & Orange County, FL, Expressway Authority Revenue, Series A, Prerefunded, 5.0%, 7/1/2040	11,895,000	12,416,577
Palm Beach County, FL, Health Facilities Authority, Acts Retirement-Life Communities, Inc., Series A, 5.0%, 11/15/2045	1,750,000	1,901,515
Tallahassee, FL, Health Facilities Revenue, Memorial Healthcare, Inc. Project, Series A, 5.0%, 12/1/2055	2,045,000	2,178,068
		54,569,890
Georgia 7.3%
Atlanta, GA, Airport Revenue:
Series A, 5.0%, 1/1/2035	1,030,000	1,053,587
Series C, AMT, 5.0%, 1/1/2037	1,690,000	1,791,130
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2047	875,000	956,217
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2042	1,055,000	1,157,514
Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Healthcare:
Series A, 5.5%, 2/15/2045	505,000	521,160
Series A, Prerefunded, 5.5%, 2/15/2045	1,630,000	1,687,946
Georgia, Glynn-Brunswick Memorial Hospital Authority, Anticipation Certificates, Southeast Georgia Health System Project, 5.0%, 8/1/2047	465,000	502,898
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2020	7,250,000	7,463,875
Series A, 5.5%, 9/15/2024	5,000,000	5,807,400
Series A, 5.5%, 9/15/2028	10,000,000	12,330,200
Georgia, Municipal Electric Authority Revenue, Project One, Series A, 5.0%, 1/1/2035	1,010,000	1,097,153
		34,369,080
Guam 0.2%
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	535,000	609,713
Guam, Port Authority Revenue, Series A, 5.0%, 7/1/2048	315,000	344,528
		954,241
Hawaii 1.5%
Hawaii, State Airports Systems Revenue:
Series A, 5.0%, 7/1/2039	4,200,000	4,345,068
Series A, AMT, 5.0%, 7/1/2041	1,490,000	1,648,923
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc., 6.5%, 7/1/2039	1,000,000	1,016,510
		7,010,501
Idaho 0.5%
Idaho, Health Facilities Authority Revenue, St. Luke's Regional Medical Center, Prerefunded, 5.0%, 7/1/2035, INS: AGMC	2,500,000	2,610,275
Illinois 9.2%
Chicago, IL, Airport Revenue, O'Hare International Airport, Series A, Prerefunded, 5.75%, 1/1/2039	4,200,000	4,513,740
Chicago, IL, Airport Revenue, O'Hare International Airport, Senior Lien, Series D, AMT, 5.0%, 1/1/2047	2,085,000	2,272,295
Chicago, IL, O'Hare International Airport Revenue, Series B, Prerefunded, 6.0%, 1/1/2041	9,000,000	9,712,620
Chicago, IL, O'Hare International Airport, Airport Revenue, Third Lien, Series A, 5.75%, 1/1/2039	800,000	847,224
Chicago, IL, O'Hare International Airport, Special Facility Revenue, AMT, 5.0%, 7/1/2048	395,000	431,052
Illinois, Finance Authority Revenue, Memorial Health Systems, 5.5%, 4/1/2039	4,200,000	4,212,264
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2036, INS: NATL	3,500,000	1,607,935
Illinois, Railsplitter Tobacco Settlement Authority, Prerefunded, 6.0%, 6/1/2028	915,000	1,001,147
Illinois, State Finance Authority Revenue, Advocate Health Care Network, Series B, Prerefunded, 5.375%, 4/1/2044	2,500,000	2,506,981
Illinois, State Finance Authority Revenue, Ascension Health Credit Group, Series A, 5.0%, 11/15/2032	730,000	784,013
Illinois, State Finance Authority Revenue, OSF Healthcare Systems:
Series A, 5.0%, 5/15/2041	1,580,000	1,676,238
Series A, 5.0%, 11/15/2045	1,745,000	1,869,506
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.0%, 10/1/2038	4,445,000	5,054,498
Illinois, State General Obligation:
Series B, 5.0%, 10/1/2033	1,970,000	2,079,630
Series A, 5.0%, 5/1/2034	3,500,000	3,678,360
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	970,000	1,067,378
		43,314,881
Indiana 4.6%
Indiana, Finance Authority Hospital Revenue, Deaconess Hospital Obligation, Series A, Prerefunded, 6.75%, 3/1/2039	1,745,000	1,745,000
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group:
5.0%, 11/15/2043	245,000	256,280
5.0%, 11/15/2048	485,000	505,389
5.0%, 11/15/2053	2,200,000	2,275,130
Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, 5.0%, 3/1/2041	5,000,000	5,335,400
Indiana, State Finance Authority, Health Facilities Revenue, Baptist Healthcare System, Series A, 5.0%, 8/15/2051	3,500,000	3,765,965
Indiana, State Finance Authority, Hospital Revenue, Parkview Health System Obligated Group, Series A, 5.0%, 11/1/2043	7,000,000	7,817,530
		21,700,694
Iowa 0.3%
Iowa, State Finance Authority Revenue, Lifespace Communities, Inc.:
Series A, 5.0%, 5/15/2043	645,000	673,071
Series A, 5.0%, 5/15/2048	820,000	853,218
		1,526,289
Kentucky 0.2%
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc. Obligated Group:
Series A, 5.0%, 6/1/2045	320,000	337,526
Series A, 5.25%, 6/1/2041	480,000	520,090
		857,616
Louisiana 3.4%
Louisiana, New Orleans Aviation Board, General Airport North Terminal, Series B, AMT, 5.0%, 1/1/2048	710,000	774,163
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, 5.0%, 5/15/2047	6,000,000	6,487,440
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	3,000,000	3,098,790
Louisiana, State Local Government Environmental Facilities & Community Development Authority Revenue, Westlake Chemical Corp. Project, 3.5%, 11/1/2032	3,540,000	3,494,759
New Orleans, LA, Aviation Board Special Facility Revenue, Parking Facilities Corp., Consol Garage System:
Series A, 5.0%, 10/1/2043, INS: AGMC	1,020,000	1,148,989
Series A, 5.0%, 10/1/2048, INS: AGMC	1,140,000	1,278,168
		16,282,309
Maine 0.5%
Maine, Health & Higher Educational Facilities Authority Revenue, Maine Medical Center:
Series A, 5.0%, 7/1/2043	1,050,000	1,172,209
Series A, 5.0%, 7/1/2048	1,050,000	1,167,600
		2,339,809
Maryland 2.1%
Gaithersburg, MD, Economic Development Revenue, Asbury Maryland Obligation Group, Series A, 5.0%, 1/1/2036	1,000,000	1,095,890
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare Obligated Group, Series A, 5.5%, 1/1/2046	745,000	827,598
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, Series A, Prerefunded, 6.75%, 7/1/2039	1,100,000	1,118,029
Maryland, State Health & Higher Educational Facilities Authority Revenue, Broadmead Inc.:
Series A, 5.0%, 7/1/2043	1,250,000	1,348,038
Series A, 5.0%, 7/1/2048	3,000,000	3,222,660
Maryland, State Health & Higher Educational Facilities Authority Revenue, Medstar Health Obligated Group, Series A, 5.0%, 5/15/2045	2,000,000	2,199,340
		9,811,555
Massachusetts 1.4%
Massachusetts, State Development Finance Agency Revenue, Northeastern University, Series A, 5.25%, 3/1/2037	2,500,000	2,829,400
Massachusetts, State Development Finance Agency Revenue, Suffolk University:
Series A, 5.75%, 7/1/2039	1,200,000	1,216,044
Series A, Prerefunded, 5.75%, 7/1/2039	2,370,000	2,402,469
		6,447,913
Michigan 3.9%
Detroit, MI, Water & Sewerage Department, Sewerage Disposal System Revenue, Series A, 5.25%, 7/1/2039	1,120,000	1,208,010
Michigan, State Building Authority Revenue, Series I-A, 5.375%, 10/15/2041	7,500,000	8,117,550
Michigan, State Building Authority Revenue, Facilities Program:
Series I, 5.0%, 4/15/2038	1,930,000	2,206,704
Series H, 5.125%, 10/15/2033	2,495,000	2,543,203
Michigan, State Finance Authority Revenue, Trinity Health Corp., 5.0%, 12/1/2035	665,000	715,627
Michigan, State Strategic Fund Ltd., Obligation Revenue Improvement Project, Series I, AMT-75, 5.0%, 12/31/2043	1,200,000	1,316,808
Wayne County, MI, Airport Authority Revenue, Series F, AMT, 5.0%, 12/1/2034	2,000,000	2,238,360
		18,346,262
Minnesota 3.0%
Duluth, MN, Economic Development Authority, Health Care Facilities Revenue, Essentia Health Obligated Group:
Series A, 5.0%, 2/15/2048	1,800,000	1,973,646
Series A, 5.0%, 2/15/2053	5,060,000	5,505,786
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 5.0%, 11/15/2049	1,220,000	1,349,735
Rochester, MN, Health Care Facilities Revenue, Mayo Clinic, Series B, 5.0%, 11/15/2036	4,200,000	5,340,888
		14,170,055
Missouri 0.3%
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services, Series A, 5.0%, 2/1/2046	335,000	348,748
St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, Friendship Village, 5.0%, 9/1/2048	1,060,000	1,074,639
		1,423,387
Nebraska 0.3%
Douglas County, NE, Hospital Authority No.2, Health Facilities, Children's Hospital Obligated Group, 5.0%, 11/15/2047	1,330,000	1,465,155
Nevada 2.0%
Clark County, NV, Airport Revenue, Series B, 5.125%, 7/1/2036	4,305,000	4,405,823
Las Vegas Valley, NV, Water District, Series B, 5.0%, 6/1/2037	4,830,000	5,255,861
		9,661,684
New Jersey 3.5%
New Jersey, Hospital & Healthcare Revenue, General Hospital Center at Passaic, ETM, 6.75%, 7/1/2019, INS: AGMC	1,130,000	1,148,894
New Jersey, State Economic Development Authority Revenue, Series BBB, 5.5%, 6/15/2030	2,690,000	3,072,383
New Jersey, State Economic Development Authority Revenue, The Goethals Bridge Replacement Project, AMT, 5.125%, 7/1/2042, INS: AGMC	1,250,000	1,348,037
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 5.0%, 7/1/2033	295,000	319,618
New Jersey, State Economic Development Authority, State Government Buildings Project:
Series A, 5.0%, 6/15/2042	345,000	363,827
Series A, 5.0%, 6/15/2047	385,000	403,538
New Jersey, State Transportation Trust Fund Authority, Transportation Program Bonds, Series AA, 5.0%, 6/15/2046	5,600,000	5,909,344
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series A, 5.0%, 12/15/2033	715,000	784,648
Series A, 5.0%, 12/15/2034	1,145,000	1,249,115
Series A, 5.0%, 12/15/2036	475,000	514,150
New Jersey, State Turnpike Authority Revenue, Series B, 5.0%, 1/1/2040	65,000	73,982
New Jersey, Tobacco Settlement Financing Corp.:
Series A, 5.0%, 6/1/2046	875,000	924,192
Series A, 5.25%, 6/1/2046	440,000	475,512
		16,587,240
New York 8.7%
New York, Metropolitan Transportation Authority Revenue:
Series C, 5.0%, 11/15/2038	6,000,000	6,485,880
Series D, 5.0%, 11/15/2038	1,090,000	1,187,108
Series C, 5.0%, 11/15/2042	5,000,000	5,396,700
Series A-1, 5.25%, 11/15/2039	4,000,000	4,466,880
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Montefiore Obligated Group:
Series A, 5.0%, 8/1/2034	220,000	250,353
Series A, 5.0%, 8/1/2035	315,000	356,656
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects, 5.0%, 6/15/2036	2,000,000	2,133,680
New York, State Liberty Development Corp. Revenue, World Trade Center Port Authority Construction, 5.25%, 12/15/2043	8,000,000	8,694,800
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., Laguardia Airport C&D Redevelopment:
AMT, 5.0%, 1/1/2033	410,000	465,690
AMT, 5.0%, 1/1/2034	410,000	463,628
AMT, 5.0%, 1/1/2036	410,000	459,512
New York, TSASC, Inc., Series A, 5.0%, 6/1/2041	150,000	159,137
New York, Utility Debt Securitization Authority, Restructuring Revenue:
Series TE, 5.0%, 12/15/2034	800,000	903,088
Series TE, 5.0%, 12/15/2035	1,000,000	1,127,400
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second General Resolution, Series EE, 5.375%, 6/15/2043	3,750,000	3,961,312
New York City, NY, Transitional Finance Authority, Building Aid Revenue, Fiscal 2018, Series S-1, 5.0%, 7/15/2035	700,000	810,327
Port Authority of New York & New Jersey, Series 193, AMT, 5.0%, 10/15/2035	800,000	904,320
Port Authority of New York & New Jersey, One Hundred Eighty-Fourth:
5.0%, 9/1/2036	205,000	232,669
5.0%, 9/1/2039	510,000	576,591
Port Authority of New York & New Jersey, Two Hundred Seven, AMT, 5.0%, 9/15/2048	1,875,000	2,097,506
		41,133,237
North Dakota 0.8%
Fargo, ND, Sanford Health Systems Revenue, 6.25%, 11/1/2031	3,240,000	3,621,510
Ohio 2.8%
Chillicothe, OH, Hospital Facilities Revenue, Adena Health System Obligated Group Project, 5.0%, 12/1/2047	1,785,000	1,936,100
Franklin County, OH, Trinity Health Corp. Revenue, Series 2017, 5.0%, 12/1/2046	2,950,000	3,276,064
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series A, Prerefunded, 6.5%, 11/15/2037	1,500,000	1,688,565
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	2,320,000	2,554,482
Ohio, State Turnpike Commission, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 2/15/2039	3,520,000	3,901,040
		13,356,251
Pennsylvania 6.7%
Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh Medical, 5.625%, 8/15/2039	1,700,000	1,725,347
Allegheny County, PA, Hospital Development Authority, Allegheny Health Network Obligated Group, Series A, 5.0%, 4/1/2047	3,090,000	3,384,353
Franklin County, PA, Industrial Development Authority Revenue, Chambersburg Hospital Project, 5.375%, 7/1/2042	7,000,000	7,286,090
Montgomery County, PA, Industrial Development Authority, Meadowood Senior Living Project:
Series A, 5.0%, 12/1/2038	335,000	354,866
Series A, 5.0%, 12/1/2048	865,000	906,053
Pennsylvania, Certificate of Participations, Series A, 5.0%, 7/1/2043	460,000	507,794
Pennsylvania, Commonwealth Financing Authority, Series A, 5.0%, 6/1/2035	1,560,000	1,728,574
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds:
5.0%, 6/1/2034	750,000	851,827
5.0%, 6/1/2035	375,000	423,506
Pennsylvania, Geisinger Authority Health System Revenue, Series A-1, 5.0%, 2/15/2045	20,000	22,166
Pennsylvania, State Turnpike Commission Revenue:
Series A, 5.0%, 12/1/2038	2,030,000	2,232,289
Series B-1, 5.0%, 6/1/2042	2,000,000	2,179,140
Series C, 5.0%, 12/1/2043	4,000,000	4,316,760
Philadelphia, PA, Airport Revenue:
Series A, 5.0%, 6/15/2035	2,835,000	2,934,452
Series B, AMT, 5.0%, 7/1/2047	915,000	1,006,784
Philadelphia, PA, School District, Series B, 5.0%, 9/1/2043	1,500,000	1,641,435
		31,501,436
South Carolina 5.2%
Charleston County, SC, Airport District, Airport System Revenue, Series A, AMT, 5.875%, 7/1/2032	6,560,000	7,496,243
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2031	1,000,000	1,080,800
South Carolina, State Jobs-Economic Development Authority, Acts Retirement Life Communities, Inc., Series C, 5.0%, 11/15/2047	1,350,000	1,457,663
South Carolina, State Ports Authority Revenue, Prerefunded, 5.25%, 7/1/2040	2,550,000	2,670,794
South Carolina, State Public Service Authority Revenue, Series E, 5.25%, 12/1/2055	4,000,000	4,378,600
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, Prerefunded, 5.75%, 12/1/2043	6,220,000	7,356,518
		24,440,618
Tennessee 0.7%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Ballad Health Obligation Group:
Series A, 5.0%, 7/1/2037	1,200,000	1,348,824
Series A, 5.0%, 7/1/2044	1,600,000	1,771,872
		3,120,696
Texas 18.4%
Central Texas, Regional Mobility Authority Revenue, Senior Lien, Series A, 5.0%, 1/1/2040	1,155,000	1,266,169
Houston, TX, Airport System Revenue, Series A, AMT, 5.0%, 7/1/2041	2,250,000	2,524,118
North Texas, Tollway Authority Revenue:
Series B, 5.0%, 1/1/2040	2,060,000	2,230,341
5.0%, 1/1/2048	2,145,000	2,383,824
First Tier, Prerefunded, 6.0%, 1/1/2043	5,000,000	5,386,500
North Texas, Tollway Authority Revenue, Special Project Systems, Series D, Prerefunded, 5.0%, 9/1/2032	2,000,000	2,160,340
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Christus Health Obligated Group:
Series B, 5.0%, 7/1/2034	3,000,000	3,433,350
Series B, 5.0%, 7/1/2048	5,000,000	5,511,050
Texas, Dallas/Fort Worth International Airport Revenue:
Series H, AMT, 5.0%, 11/1/2042	5,425,000	5,695,816
Series F, 5.25%, 11/1/2033	3,500,000	3,897,600
Series A, 5.25%, 11/1/2038	4,000,000	4,186,160
Texas, Grand Parkway Transportation Corp., System Toll Revenue:
Series B, 5.0%, 4/1/2053	3,500,000	3,769,710
Series B, 5.25%, 10/1/2051	5,000,000	5,473,800
Texas, Lower Colorado River Authority, LCRA Transmission Services Corp. Project, 5.0%, 5/15/2048	6,250,000	6,999,812
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series B, 67% of 3-month USD-LIBOR + 0.700%, 2.568% **, 12/15/2026	1,380,000	1,373,417
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.5%, 8/1/2021	1,155,000	1,237,224
5.5%, 8/1/2025	7,250,000	8,389,845
Texas, Southwest Higher Education Authority, Inc., Southern Methodist University Project, Prerefunded, 5.0%, 10/1/2035	1,600,000	1,683,744
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026	4,650,000	5,379,167
Texas, State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue:
5.0%, 12/15/2030	250,000	269,393
5.0%, 12/15/2031	3,165,000	3,399,495
5.0%, 12/15/2032	2,000,000	2,142,120
Texas, State Transportation Commission, Turnpike Systems Revenue, Series C, 5.0%, 8/15/2034	1,235,000	1,337,246
West Harris County, TX, Regional Water Authority, Water Systems Revenue, 5.0%, 12/15/2035	6,500,000	6,650,085
		86,780,326
Utah 0.4%
Salt Lake City, UT, Airport Revenue:
Series A, AMT, 5.0%, 7/1/2043	960,000	1,077,418
Series A, AMT, 5.0%, 7/1/2048	575,000	641,815
		1,719,233
Virginia 0.9%
Stafford County, VA, Economic Development Authority, Hospital Facilities Revenue, Mary Washington Healthcare, 5.0%, 6/15/2036	400,000	441,976
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project, AMT, 5.0%, 12/31/2052	3,645,000	3,924,717
		4,366,693
Washington 4.2%
Washington, Port of Seattle Revenue, Series A, AMT, 5.0%, 5/1/2043	1,935,000	2,139,201
Washington, State Convention Center Public Facilities District, 5.0%, 7/1/2048	6,000,000	6,666,960
Washington, State Health Care Facilities Authority, Catholic Health Initiatives, Series A, 5.0%, 2/1/2041	2,985,000	3,073,147
Washington, State Health Care Facilities Authority, Swedish Health Services, Series A, Prerefunded, 6.75%, 11/15/2041	1,825,000	2,022,465
Washington, State Health Care Facilities Authority, Virginia Mason Medical Center:
5.0%, 8/15/2034	275,000	301,243
5.0%, 8/15/2035	235,000	256,065
5.0%, 8/15/2036	155,000	168,065
Washington, State Motor Vehicle Tax-Senior 520 Corridor Program, Series C, 5.0%, 6/1/2031	5,000,000	5,338,900
		19,966,046
West Virginia 0.9%
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group, Series A, 5.0%, 6/1/2047	4,025,000	4,377,630
Wisconsin 0.1%
Wisconsin, State Health & Educational Facilities Authority, St. John's Communities, Inc. Project:
Series A, 5.0%, 9/15/2040	70,000	71,649
Series A, 5.0%, 9/15/2045	95,000	96,965
Series A, 5.0%, 9/15/2050	380,000	387,079
		555,693
Total Municipal Bonds and Notes (Cost $597,063,040)		633,709,564
Underlying Municipal Bonds of Inverse Floaters (a) 19.1%
Florida 2.4%
Orange County, FL, School Board, Certificates of Participation, Series C, 5.0%, 8/1/2034 (b)	10,000,000	11,461,100
Trust: Florida, School Board, Series 2016-XM0182, 144A, 12.59%, 2/1/2024, Leverage Factor at purchase date: 4 to 1
Massachusetts 7.0%
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series Q, 5.0%, 7/1/2035 (b)	10,425,000	11,827,301
Trust: Massachusetts, State Development Finance Agency Revenue, Series 2016-XM0137, 144A, 12.785%, 1/1/2024, Leverage Factor at purchase date: 4 to 1
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series A, 4.0%, 7/15/2036 (b)	10,000,000	10,746,800
Trust: Massachusetts, State Development Finance Agency Revenue, Series 2016-XM0400, 144A, 8.8%, 7/15/2024, Leverage Factor at purchase date: 4 to 1
Massachusetts, State General Obligation, Series E, 4.0%, 4/1/2038 (b)	10,000,000	10,364,975
Trust: Massachusetts, State General Obligation, Series 2016-XM0335, 144A, 8.8%, 4/1/2023, Leverage Factor at purchase date: 4 to 1
		32,939,076
New York 4.9%
New York, State Urban Development Corp. Revenue, Personal Income Tax, Series C-3, 5.0%, 3/15/2040 (b)	10,000,000	11,405,675
Trust: New York, State Urban Development Corp. Revenue, Personal Income Tax, Series 2018-XM0580, 144A, 13.235%, 9/15/2025, Leverage Factor at purchase date: 4 to 1
New York City, NY, Transitional Finance Authority, Building AID Revenue, Series S-4A, 5.0%, 7/15/2034 (b)	7,165,000	8,451,728
Trust: New York, Transitional Finance Authority, Building AID Revenue, Series 2017-XM0620, 144A,13.122%, 1/15/2026, Leverage Factor at purchase date: 4 to 1
New York City, NY, Transitional Finance Authority, Building AID Revenue, Series S-4A, 5.0%, 7/15/2038 (b)	2,685,000	3,107,281
Trust: New York, Transitional Finance Authority, Building AID Revenue, Series 2017-XM0620, 144A, 13.165%, 1/15/2026, Leverage Factor at purchase date: 4 to 1
		22,964,684
Texas 2.4%
Texas, State Transportation Commission- Highway Improvement, Series A, 5.0%, 4/1/2038 (b)	10,000,000	11,388,475
Trust: Texas, State Transportation Commission, Series 2016-XM0404, 144A, 12.8%, 4/1/2024, Leverage Factor at purchase date: 4 to 1
Washington 2.4%
Washington, State General Obligation, Series D, 5.0%, 2/1/2035 (b)	10,000,000	11,591,725
Trust: Washington, State General Obligation, Series 2017-XM0477, 144A, 12.8%, 8/1/2024, Leverage Factor at purchase date: 4 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $90,940,163)		90,345,060

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $688,003,203)	153.3	724,054,624
Floating Rate Notes (a)	(12.7)	(60,200,000)
Series 2018 MTPS, net of deferred offering cost	(42.1)	(198,724,984)
Other Assets and Liabilities, Net	1.5	7,237,066
Net Assets Applicable to Common Shareholders	100.0	472,366,706

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of February 28, 2019. Date shown reflects the earlier of demand date or stated maturity date.
** Variable or floating rate security. These securities are shown at their current rate as of February 28, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
(a) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(b) Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GTY: Guaranty Agreement
INS: Insured
LIBOR: London Interbank Offered Rate
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (c)	$—	$724,054,624	$—	$724,054,624
Total	$—	$724,054,624	$—	$724,054,624

(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Municipal Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	April 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	April 22, 2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	April 22, 2019